Long-Term Contractual Liabilities - Schedule of Contractual Long-Term liability Fair Values (Details) $ in Thousands	Dec. 31, 2025 MXN ($)
Disclosure Of Debt [Line Items]
Long-term contractual liabilities fair value	$ 193,033,065
1st. Group
Disclosure Of Debt [Line Items]
Interest rate spread	0.0185
Long-term contractual liabilities fair value	$ 2,997,823
2nd. Group
Disclosure Of Debt [Line Items]
Interest rate spread	0.0185
Long-term contractual liabilities fair value	$ 26,772,747
3rd. Group
Disclosure Of Debt [Line Items]
Interest rate spread	0.0185
Long-term contractual liabilities fair value	$ 2,498,884
4th. Group
Disclosure Of Debt [Line Items]
Interest rate spread	0.0185
Long-term contractual liabilities fair value	$ 37,550,018
5th. Group
Disclosure Of Debt [Line Items]
Interest rate spread	0.0180
Long-term contractual liabilities fair value	$ 29,591,436
6th. Group
Disclosure Of Debt [Line Items]
Interest rate spread	0.0180
Long-term contractual liabilities fair value	$ 93,622,157